Loans (Troubled Debt Restructurings Loans Modified) (Details) (Commercial real estate [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 loan	Dec. 31, 2012 loan
Commercial real estate [Member]
Financing Receivable, Impaired [Line Items]
Financing Receivable, Number of Contracts, Duration	1	3
Financing Receivable, Modifications, Pre-Modification Recorded Investment, Duration	$ 2,684	$ 1,856
Loans and Leases Receivable, Impaired, Interest Lost on Nonaccrual Loans	$ 50	$ 11